PROJECT MARIE (Tables)	12 Months Ended
Dec. 31, 2023
Project Marie
Schedule of Results of Project Marie

Set forth below are the results of Project Marie:

(Dollars in thousands)	Year Ended December 31, 2023	Year Ended December 31, 2022

Cryptocurrency mining revenue	$769	$10,028
Data hosting revenue	276	4,131
Total revenue	1,045	14,159
Operating costs:
Cost of cryptocurrency mining revenue, exclusive of depreciation	801	6,048
Cost of revenue-depreciation	136	7,813
Data hosting costs	205	3,518
General and administrative expense	379	561
Impairment on fixed assets	43	17,940
Operating loss	(519)	(21,721)
Interest expense	1,394	1,702
Loss on sale of fixed assets	332	1,623
Other expense, net	1,041	-
Net loss before income taxes	$(3,286)	$(25,046)